Short-term investments (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt securities:
Wealth management products issued by banks or trust companies	¥ 5,159,098,986	$ 747,999,041	¥ 5,408,132,272
Negotiable certificate of deposit			112,173,645
Equity securities:
Marketable equity securities	219,206,449	31,781,948	406,294,844
Short-term investments	¥ 5,378,305,435	$ 779,780,989	¥ 5,926,600,761